UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2013

Date of reporting period:  November 30, 2012

Item 1. Schedule of Investments.

Snow Capital Opportunity Fund
Schedule of Investments
November 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 90.48%
Aerospace & Defense - 2.12%
Spirit Aerosystems Holdings, Inc. (a)	280,400	$4,416,300
Auto Components - 3.28%
TRW Automotive Holdings Corp. (a)	135,000	6,836,400
Commercial Banks - 4.61%
Synovus Financial Corp.	1,700,900	4,031,133
Wells Fargo & Co. (c)	169,000	5,578,690
		9,609,823

Computers & Peripherals - 2.11%
SanDisk Corp. (a)	112,800	4,410,480
Containers & Packaging - 2.98%
Sealed Air Corp.	370,000	6,223,400
Diversified Financial Services - 1.58%
JP Morgan Chase & Co.	80,200	3,294,616
Electronic Equipment, Instruments & Components - 3.81%
Vishay Intertechnology, Inc. (a)	820,000	7,954,000
Energy Equipment & Services - 7.87%
Baker Hughes, Inc.	135,000	5,825,250
Noble Corp. (b)	170,501	5,880,579
Patterson-UTI Energy, Inc.	265,460	4,714,570
		16,420,399

Health Care Providers & Services - 9.79%
Community Health Systems, Inc. (a)	259,865	7,655,622
Health Management Associates, Inc. (a)	861,110	6,845,825
WellPoint, Inc.	106,000	5,925,400
		20,426,847

Insurance - 14.59%
Genworth Financial, Inc. (a)	1,465,300	8,718,535
Hartford Financial Services Group, Inc. (c)	455,700	9,651,726
MetLife, Inc. (c)	263,000	8,728,970
Prudential Financial, Inc.	63,800	3,325,256
		30,424,487

Life Sciences Tools & Services - 2.48%
Agilent Technologies, Inc.	135,000	5,169,150
Machinery - 5.84%
Eaton Corp.	117,000	6,102,720
Terex Corp. (a)	251,500	6,083,785
		12,186,505

Multiline Retail - 3.18%
Big Lots, Inc. (a)	75,000	2,112,000
Macy's, Inc.	116,600	4,512,420
		6,624,420

Oil, Gas & Consumable Fuels - 7.18%
Chesapeake Energy Corp.	240,000	4,087,200
Phillips 66	141,000	7,384,170
Ultra Petroleum Corp. (a)(b)	175,100	3,510,755
		14,982,125

Paper & Forest Products - 0.53%
International Paper Co.	30,000	1,114,200
Pharmaceuticals - 1.60%
Hospira, Inc. (a)	111,800	3,331,640
Semiconductors & Semiconductor Equipment - 6.85%
Marvell Technology Group Ltd. (b)	865,000	7,335,200
Texas Instruments, Inc.	205,000	6,041,350
Veeco Instruments, Inc. (a)	31,800	905,028
		14,281,578

Software - 3.57%
Microsoft Corp.	280,000	7,453,600
Specialty Retail - 4.03%
Abercrombie & Fitch Co.	183,000	8,397,870
Textiles, Apparel & Luxury Goods - 2.48%
Deckers Outdoor Corp. (a)	47,600	1,822,604
Vera Bradley, Inc. (a)	121,000	3,352,910
		5,175,514
TOTAL COMMON STOCKS (Cost $179,220,187)		$188,733,354

EXCHANGE-TRADED FUNDS - 2.07%
Market Vectors Double Short Euro ETN (a)		4,328,072
TOTAL EXCHANGE-TRADED FUNDS (Cost $3,763,553)		$4,328,072

	Contracts	Value
PURCHASED OPTIONS - 0.14%
Call Options -0.10%
Bank of America Corp.
Expiration: January, 2013, Exercise Price: $10.00	5,000	195,000
Total Call Options		195,000

Put Options - 0.04%
PowerShares DB Commodity Index Tracking Fund
Expiration: January, 2014, Exercise Price: $20.00	490	18,375
SPDR S&P 500 ETF
Expiration: December, 2012, Exercise Price: $140.00	200	31,400
Expiration: January, 2013, Exercise Price: $140.00	150	39,150
Total Put Options		88,925
TOTAL PURCHASED OPTIONS (Cost $1,006,161)		$283,925

	Shares	Value
CONVERTIBLE BONDS - 0.83%
MGIC Investment Corp.
9.00%, 04/01/2063	5,000,000	1,737,500
TOTAL CONVERTIBLE BONDS (Cost $2,444,205)		$1,737,500

SHORT-TERM INVESTMENTS - 6.30%
MONEY MARKET FUND - 6.30%
Fidelity Institutional Government Portfolio	13,134,161	13,134,161
TOTAL SHORT-TERM INVESTMENTS (Cost $13,134,161)		$13,134,161
Total Investments (Cost $199,568,267) - 99.82%		208,217,012
Other Assets in Excess of Liabilities - 0.18%		365,543
TOTAL NET ASSETS - 100.00%		$208,582,555

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	A portion of this security is pledged as collateral for options written.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Snow Capital Opportunity Fund
Schedule of Options Written
November 30, 2012 (Unaudited)

	Contracts	Value
CALL OPTIONS
Bank of America Corp.
Expiration: January, 2013, Exercise Price: $7.50	5,000	20,000
Express, Inc.
Expiration: January, 2013, Exercise Price: $12.50	500	15,000
		35,000
PUT OPTIONS
Abercrombie & Fitch Co.
Expiration: January, 2013, Exercise Price: $40.00	400	264,000
Community Health Systems, Inc.
Expiration: December, 2012, Exercise Price: $28.00	300	56,250
Expiration: December, 2012, Exercise Price: $30.00	100	6,750
Expiration: December, 2012, Exercise Price: $31.00	300	10,500
Health Management Associates, Inc.
Expiration: December, 2012, Exercise Price: $8.00	900	27,000
		364,500
Total Options Written (Premiums received $1,139,943)		$399,500

The cost basis of investments for federal income tax purposes at November 30, 2012 was as follows*:

Cost of investments	$199,568,267
Gross unrealized appreciation - Equities	23,848,153
Gross unrealized appreciation - Options	925,642
Gross unrealized depreciation - Equities	(14,492,703)
Gross unrealized depreciation - Fixed Income	(706,705)
Gross unrealized depreciation - Options	(185,199)
Net unrealized depreciation	$9,389,188

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company. The Snow Capital Opportunity Fund (the “Fund”)
represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the
Fund is long-term capital appreciation and protection of investment principal. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund commenced operations on April 28, 2006.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
The Funds’ securities, including American Depositary Receipts (“ADRs”), which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Adviser to be the primary market. Securities listed in the Nasdaq Stock Market, Inc. (“NASDAQ”) will be valued using the NASDAQ Official Closing Price (“NOCP”).
If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities that are not listed on NASDAQ shall be valued at the most recent trade price. Short-term debt obligations with remaining maturities in excess of
60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within
60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day. When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/ or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value at the close of the business day. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

The Fund may use certain options and futures contracts and options on futures contracts
(collectively, “Derivative Instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of the Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions. Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the structural options and futures markets and the securities markets, from differences in how options and futures and securities are traded and from imposition of daily price fluctuation limits or trading halts. The Snow Capital Opportunity Fund may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, the Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during the exercise period. As a holder of a put option, the Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during the exercise period. The premium that the Fund pays when purchasing an option or receives when writing an option will reflect, among other things, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period, current interest rates and supply and demand factors. The premium is the market value of an option at the time the contract trade is executed.
A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period).
Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S.
options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.
If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures”
(“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value When the Volume and Level of
Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are Not Orderly”
(“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Fund to classify its securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Other
Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the idenified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Summary of Fair Value Exposure at November 30, 2012

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2012, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks1	$188,733,354	$-	$-	$188,733,354
Exchange-Traded Notes	4,328,072	-	-	4,328,072
Total Equity	193,061,426	-	-	193,061,426

Fixed Income
Convertible Bonds	-	1,737,500	-	1,737,500
Total Fixed Income	-	1,737,500	-	1,737,500

Derivative
Purchased Options	283,925	-	-	283,925
Total Derivative	283,925	-	-	283,925

Short-Term Investments	13,134,161	-	-	13,134,161

Total Investments in Securities	$206,479,512	$1,737,500	$-	$208,217,012

Other Financial Instruments*	$740,443	$-	$-	$740,443

* Other financial instruments are derivative instruments not reflected in the Schedule of Invesments, such as written options which are reflected at the net unrealized appreciation (depreciation) on the instruments.

The Fund recognizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and 2 as of November 30, 2012.

The Fund held no Level 3 securities during the period ended November 30, 2012.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended November 30, 2012 the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

1 For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The fair value of derivative instruments as reported within this Schedule of Investments as of November 30, 2012 was as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Equity Contracts - Options	Investments, at value	$283,925	Options written, at value	(399,500)

Total		$283,925		$(399,500)

The effect of derivative instruments on the income for the period March 1, 2012 through November 30,2012 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Total
Equity Contracts	$(194,202)	$3,978,819	3,784,617
Total	$(194,202)	$3,978,819	$3,784,617

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Total
Equity Contracts	$(110,074)	$(132,108)	$(242,182)
Total	$(110,074)	$(132,108)	$(242,182)

Snow Capital Small Cap Value Fund
Schedule of Investments
November 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.43%
Aerospace & Defense - 4.56%
Ducommun, Inc. (a)	12,590	197,285
LMI Aerospace, Inc. (a)	9,840	195,226
Spirit Aerosystems Holdings, Inc. (a)	35,800	563,850
		956,361

Air Freight & Logistics - 2.72%
Atlas Air Worldwide Holdings, Inc. (a)	13,190	570,863
Capital Markets - 1.73%
Cowen Group, Inc. (a)	76,255	176,912
SWS Group, Inc. (a)	38,625	185,400
		362,312

Chemicals - 4.63%
Kraton Performance Polymers, Inc. (a)	18,300	429,867
OM Group, Inc. (a)	27,190	542,984
		972,851

Commercial Banks - 8.31%
1st United Bancorp, Inc. (a)	30,555	173,552
BancorpSouth, Inc.	34,360	454,583
First Niagara Financial Group, Inc.	84,510	637,205
TCF Financial Corp.	40,445	480,487
		1,745,827

Commercial Services & Supplies - 2.07%
Avery Dennison Corp.	13,020	435,519
Communications Equipment - 1.61%
Black Box Corp.	13,705	337,828
Computers & Peripherals - 2.47%
Silicon Graphics International Corp. (a)	61,750	518,083
Construction & Engineering - 1.92%
AECOM Technology Corp. (a)	17,820	402,554
Containers & Packaging - 3.49%
Sealed Air Corp.	43,500	731,670
Distributors - 1.41%
VOXX International Corp. (a)	43,880	295,751
Electronic Equipment, Instruments & Components - 3.69%
Avnet, Inc. (a)	11,335	332,002
Orbotech Ltd. (a)(b)	21,455	181,724
Vishay Intertechnology, Inc. (a)	26,900	260,930
		774,656

Energy Equipment & Services - 8.27%
CARBO Ceramics, Inc.	5,845	447,552
ION Geophysical Corp. (a)	67,750	403,790
Lufkin Industries, Inc.	5,550	303,918
Patterson-UTI Energy, Inc.	32,740	581,462
		1,736,722

Food & Staples Retailing - 1.69%
Andersons, Inc.	8,400	354,312
Health Care Equipment & Supplies - 3.14%
Integra LifeSciences Holdings Corp. (a)	6,195	240,118
Invacare Corp.	29,635	418,743
		658,861

Health Care Providers & Services - 13.71%
Accretive Health, Inc. (a)	19,435	231,860
Community Health Systems, Inc. (a)	20,110	592,441
Health Management Associates, Inc. (a)	47,310	376,115
Health Net, Inc. (a)	33,935	799,168
Kindred Healthcare, Inc. (a)	54,540	591,759
LHC Group, Inc. (a)	14,145	274,059
Triple-S Management Corp. (a)	680	11,866
		2,877,268

Health Care Technology - 1.71%
Quality Systems, Inc.	19,735	359,374
Insurance - 4.59%
Aspen Insurance Holdings Ltd. (b)	14,920	466,996
Assurant, Inc.	11,110	380,073
Endurance Specialty Holdings Ltd. (b)	2,895	116,379
		963,448

IT Services - 0.92%
Hackett Group, Inc. (a)	54,265	193,183
Leisure Equipment & Products - 2.67%
JAKKS Pacific, Inc.	44,940	560,851
Machinery - 7.47%
Barnes Group, Inc.	23,600	497,724
Kennametal, Inc.	3,000	114,360
Manitowoc Company, Inc.	13,575	203,625
Terex Corp. (a)	31,105	752,430
		1,568,139

Multiline Retail - 2.80%
Big Lots, Inc. (a)	20,865	587,558
Office Electronics - 2.29%
Zebra Technologies Corp. (a)	12,335	480,448
Oil, Gas & Consumable Fuels - 1.82%
Carrizo Oil & Gas, Inc. (a)	18,430	382,423
Specialty Retail - 3.70%
Abercrombie & Fitch Co.	10,960	502,955
Express, Inc. (a)	18,370	274,264
		777,219

Textiles, Apparel & Luxury Goods - 4.04%
Deckers Outdoor Corp. (a)	6,305	241,418
True Religion Apparel, Inc.	23,255	606,724
		848,142
TOTAL COMMON STOCKS (Cost $19,673,231)		$20,452,223

REAL ESTATE INVESTMENT TRUSTS - 1.76%
Healthcare Realty Trust, Inc.	7,775	185,434
Highwoods Properties, Inc.	5,680	183,123
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $306,884)		$368,557

SHORT-TERM INVESTMENTS - 0.09%
Money Market Funds - 0.09%
Fidelity Institutional Government Portfolio	18,305	18,305
TOTAL SHORT-TERM INVESTMENTS (Cost $18,305)		$18,305
Total Investments (Cost $19,998,420) - 99.28%		20,839,085
Other Assets in Excess of Liabilities - 0.72%		150,529
TOTAL NET ASSETS - 100.00%		$20,989,614

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at November 30, 2012 was as follows*:

Cost of investments	$19,998,420
Gross unrealized appreciation	1,990,893
Gross unrealized depreciation	(1,150,228)
Net unrealized appreciation	$840,665

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company. The Snow Capital Small Cap Value Fund (the “Fund”)
represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the
Fund is long-term capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The
Fund commenced operations on November 30, 2010.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
The Funds’ securities, including American Depositary Receipts (“ADRs”), which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Adviser to be the primary market. Securities listed in the Nasdaq Stock Market, Inc. (“NASDAQ”) will be valued using the NASDAQ Official Closing Price (“NOCP”).
If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities that are not listed on NASDAQ shall be valued at the most recent trade price. Short-term debt obligations with remaining maturities in excess of
60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within
60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day. When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/ or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value at the close of the business day. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures”
(“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value When the Volume and Level of
Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are Not Orderly”
(“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Fund to classify its securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Other
Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the idenified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Summary of Fair Value Exposure at November 30, 2012

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2012, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks*	$20,452,223	$-	$-	$20,452,223
Real Estate Investment Trusts	368,557			368,557
Total Equity	20,820,780	-	-	20,820,780

Short-Term Investments	18,305	-	-	18,305

Total Investments in Securities	$20,839,085	$-	$-	$20,839,085

The Fund recognizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and 2 as of November 30, 2012.

The Fund held no Level 3 securities during the period ended November 30, 2012.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended November 30, 2012 the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

* For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The fund did not invest in derivative securities or engage in hedging activities during the period ended November 30, 2012.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)     /s/ Joseph Neuberger
                                                     Joseph Neuberger, President

Date          January 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Joseph Neuberger
                                                      Joseph Neuberger, President

Date          January 22, 2013

By (Signature and Title)*    /s/ John Buckel
                                                      John Buckel, Treasurer

Date          January 22, 2013

* Print the name and title of each signing officer under his or her signature.